Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2014

with respect to

Thrivent Partner Worldwide Allocation Portfolio

Effective immediately, DuPont Capital Management Corporation (“DuPont”) is no longer a subadviser to Thrivent Partner Worldwide Allocation Portfolio. As a result, all references in the prospectus to DuPont are hereby deleted.

The date of this Supplement is February 26, 2015.

Please include this Supplement with your Prospectus.

28864

Thrivent Series Fund, Inc.

Supplement to Statement of Additional Information

dated April 30, 2014

with respect to

Thrivent Partner Worldwide Allocation Portfolio

Effective immediately, DuPont Capital Management Corporation (“DuPont”) is no longer a subadviser to Thrivent Partner Worldwide Allocation Portfolio. As a result, all references in the Statement of Additional Information to DuPont are hereby deleted.

The date of this Supplement is February 26, 2015.

Please include this Supplement with your Statement of Additional Information.

28865